Reserves for Unpaid Loss and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Schedule of Reserve for Unpaid Loss and Loss Adjustment Expenses
The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:

	Year Ended December 31
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Reserve for unpaid loss and loss adjustment expenses	$712,098	$636,245	$577,650
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(212,249)	(188,800)	(182,124)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	499,849	447,445	395,526

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	253,323	228,381	199,577
Prior accident years	(37,211)	(39,294)	(42,015)
Total loss and loss adjustment expenses incurred, net of reinsurance	216,112	189,087	157,562

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(21,607)	(25,875)	(14,886)
Prior accident years	(113,740)	(110,844)	(90,721)
Total loss and loss adjustment expenses paid, net of reinsurance	(135,347)	(136,719)	(105,607)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	(34)	36	(36)
Net reserve for unpaid loss and loss adjustment expenses at end of year	580,580	499,849	447,445
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	213,663	212,249	188,800
Reserve for unpaid loss and loss adjustment expenses at end of year	$794,243	$712,098	$636,245
The following table provides a reconciliation of the net incurred and paid loss development tables to the reserve for unpaid loss and loss adjustment expenses as at December 31, 2024:

(Expressed in thousands of U.S. Dollars)	As of December 31, 2024

Net outstanding liabilities
Specialty Long-tail	$277,641
Specialty Short-tail	233,911
Reinsurance	68,701
Reserve for unpaid loss and loss adjustment expenses	580,253
Allowance for expected credit losses on unpaid reinsurance recoverables	327
Reserve for unpaid loss and loss adjustment expenses, net of allowance	580,580

Reinsurance recoverable on unpaid loss and loss adjustment expenses
Specialty Long-tail	125,036
Specialty Short-tail	88,954
Reinsurance	—
Total reinsurance recoverable on unpaid loss and loss adjustment expenses	213,990
Allowance for expected credit losses on unpaid reinsurance recoverables	(327)
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	213,663

Total gross reserves for unpaid loss and loss adjustment expenses	$794,243

Schedule of Short-Duration Insurance Contracts, Claims Development
Information about incurred and paid claims development for the years ended December 31, 2015 to December 31, 2023 is presented as unaudited supplementary information.

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2024
Accident year	For the years ended December 31 Unaudited Prior Years									2024	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	2015	2016	2017	2018	2019	2020	2021	2022	2023

2015	$3,633	$8,137	$8,073	$11,031	$9,885	$9,467	$8,895	$9,257	$9,237	$8,993	$6	739
2016	-	2,758	7,868	17,376	15,373	17,299	17,096	16,830	16,099	16,138	557	923
2017	-	-	4,542	25,186	27,658	28,840	26,826	25,431	23,894	23,869	1,079	1,521
2018	-	-	-	42,580	44,766	45,182	41,041	35,191	43,288	37,650	1,586	2,310
2019	-	-	-	-	61,152	62,689	50,375	54,433	53,582	50,473	3,756	3,768
2020	-	-	-	-	-	85,084	90,179	82,863	84,893	114,885	34,263	3,299
2021	-	-	-	-	-	-	100,084	78,749	61,989	60,519	12,293	2,460
2022	-	-	-	-	-	-	-	83,392	73,707	57,737	25,133	2,255
2023	-	-	-	-	-	-	-	-	88,444	71,805	46,473	2,567
2024	-	-	-	-	-	-	-	-	-	90,707	76,243	2,429
Total										$532,776

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024

2015	$941	$2,128	$4,535	$5,675	$6,240	$6,841	$7,007	$6,919	$8,422	$8,324
2016	-	792	2,639	5,119	7,071	7,981	12,074	13,405	14,111	14,465
2017	-	-	509	4,877	11,092	15,967	18,242	19,297	20,324	20,612
2018	-	-	-	2,807	10,915	17,326	20,715	24,993	29,334	31,330
2019	-	-	-	-	4,463	17,503	22,951	31,363	36,508	39,178
2020	-	-	-	-	-	4,573	22,884	39,541	52,719	68,133
2021	-	-	-	-	-	-	4,519	14,775	24,693	36,431
2022	-	-	-	-	-	-	-	3,293	15,322	21,906
2023	-	-	-	-	-	-	-	-	4,985	14,592
2024	-	-	-	-	-	-	-	-	-	3,837
Total										258,808
All outstanding liabilities prior to 2015, net of reinsurance										3,673
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$277,641

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2024
											IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31 Unaudited Prior Years
Accident year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024

2015	$44,305	$58,417	$58,008	$57,282	$57,524	$57,475	$57,206	$57,101	$57,209	$57,051	$9	1,834
2016	-	55,683	67,098	64,789	63,532	65,074	65,498	65,806	65,778	65,306	(520)	2,194
2017	-	-	52,715	75,847	74,425	71,505	71,543	71,516	71,012	70,394	39	2,537
2018	-	-	-	43,103	49,054	52,999	59,265	59,144	58,488	56,884	533	2,360
2019	-	-	-	-	50,247	43,406	41,649	41,433	40,646	42,630	64	2,168
2020	-	-	-	-	-	57,745	50,876	51,517	55,102	55,477	2,742	1,925
2021	-	-	-	-	-	-	74,394	64,493	60,008	58,539	24	2,159
2022	-	-	-	-	-	-	-	100,030	85,522	93,054	6,623	2,675
2023	-	-	-	-	-	-	-	-	109,997	85,368	12,948	2,399
2024	-	-	-	-	-	-	-	-	-	122,588	71,119	2,021
Total										$707,291

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024

2015	$16,300	$36,771	$50,581	$52,759	$55,976	$56,154	$56,181	$56,724	$56,808	$56,671
2016	-	15,751	44,609	59,442	62,054	62,665	64,112	64,914	65,172	65,459
2017	-	-	16,317	39,217	50,218	58,223	63,029	67,460	67,334	67,667
2018	-	-	-	17,087	34,338	47,573	51,100	51,232	54,285	54,561
2019	-	-	-	-	8,654	21,029	30,993	33,847	35,043	36,552
2020	-	-	-	-	-	6,737	17,591	26,771	29,869	34,487
2021	-	-	-	-	-	-	10,396	29,782	43,704	50,438
2022	-	-	-	-	-	-	-	10,428	40,185	55,780
2023	-	-	-	-	-	-	-	-	15,517	37,620
2024	-	-	-	-	-	-	-	-	-	16,268
Total										475,503
All outstanding liabilities prior to 2015, net of reinsurance										2,123
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$233,911

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)											As of December 31, 2024
	For the years ended December 31									2024	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	Unaudited Prior Years
Accident year	2015	2016	2017	2018	2019	2020	2021	2022	2023

2015	$2,100	$4,385	$5,888	$6,419	$6,187	$6,050	$6,149	$6,012	$5,946	$6,221	$3	233
2016	-	3,299	5,891	7,303	7,403	7,594	7,476	7,183	7,209	7,124	13	309
2017	-	-	9,563	15,243	14,758	15,150	15,783	14,989	14,704	14,367	82	425
2018	-	-	-	10,092	11,168	9,225	9,073	8,718	8,901	9,291	46	451
2019	-	-	-	-	14,333	11,363	10,936	11,062	11,039	11,024	89	509
2020	-	-	-	-	-	11,437	10,900	11,526	10,785	11,125	124	475
2021	-	-	-	-	-	-	17,788	19,628	20,346	20,297	975	468
2022	-	-	-	-	-	-	-	16,184	12,971	13,264	490	480
2023	-	-	-	-	-	-	-	-	29,940	23,106	2,383	380
2024										40,028	24,443	265
Total										$155,847

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024

2015	$(178)	$2,881	$4,649	$5,395	$5,659	$5,738	$5,734	$5,745	$5,842	$5,999
2016	-	359	3,106	5,223	6,102	6,612	6,804	6,872	6,952	7,009
2017	-	-	2,593	7,436	9,375	12,633	12,815	13,156	13,257	13,512
2018	-	-	-	131	5,675	6,999	7,365	7,610	7,882	8,097
2019	-	-	-	-	2,527	7,207	8,532	9,256	9,680	9,995
2020	-	-	-	-	-	97	3,123	4,304	5,240	6,091
2021	-	-	-	-	-	-	1,179	8,154	13,437	15,922
2022	-	-	-	-	-	-	-	951	5,316	8,125
2023	-	-	-	-	-	-	-	-	5,373	11,434
2024										1,502
Total										87,686
All outstanding liabilities prior to 2015, net of reinsurance										540
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$68,701

Schedule of Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance
The following table presents unaudited supplementary information about the average annual percentage payout of incurred claims, net of reinsurance for the year ended December 31, 2024:

	Average Annual Percentage Payout of Insurance Claims by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
Specialty Long-tail	36%	24%	17%	11%	7%	3%	1%	1%	—
Specialty Short-tail	55%	26%	10%	4%	2%	1%	1%	—	1%
Reinsurance	45%	25%	14%	8%	4%	2%	1%	1%	—%